Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Reportable Segments
Reportable segments

	For the year ended December 31, 2025
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,811.0	4,451.6	1,881.6	8,144.2
Less subconsultants and other direct expenses and net revenue inter-segment allocations	264.5	1,082.2	302.7	1,649.4
Total net revenue	1,546.5	3,369.4	1,578.9	6,494.8
Direct payroll costs	717.2	1,519.0	729.6	2,965.8
Project margin	829.3	1,850.4	849.3	3,529.0

	For the year ended December 31, 2024
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,665.5	4,113.6	1,720.9	7,500.0
Less subconsultants and other direct expenses and net revenue inter-segment allocations	238.5	1,072.9	322.0	1,633.4
Total net revenue	1,427.0	3,040.7	1,398.9	5,866.6
Direct payroll costs	670.3	1,354.6	646.0	2,670.9
Project margin	756.7	1,686.1	752.9	3,195.7

Schedule of Disaggregation of Non-Current Assets and Revenue by Geographical Areas and Services
The following tables disclose disaggregation of non-current assets by geographic area and revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2025	December 31, 2024	For the year ended December 31,
			2025	2024
	$	$	$	$
Canada	664.8	692.3	1,811.0	1,665.5
United States	2,766.8	2,020.7	4,451.6	4,113.6
United Kingdom	363.8	367.0	661.0	589.3
Australia	321.1	339.3	383.9	415.2
Other geographies	553.6	493.5	836.7	716.4
	4,670.1	3,912.8	8,144.2	7,500.0

Schedule of Gross Revenue by Services

Gross revenue by services	For the year ended December 31,
	2025	2024
	$	$
Infrastructure	2,088.0	2,040.0
Water	1,739.7	1,567.6
Buildings	1,970.2	1,661.7
Environmental Services	1,518.3	1,491.7
Energy & Resources	828.0	739.0
Total gross revenue from external customers	8,144.2	7,500.0